Provisions - Summary of Expected Terms to Settle Obligations (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Within 12 months | Financial guarantees and loan commitments
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	$ 21,843,570	$ 29,966,455
Within 12 months | Provisions for termination plans
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	323,413	701,243
Within 12 months | For administrative, disciplinary and criminal penalties
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	0	0
Within 12 months | Other provisions
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	7,972,598	7,020,387
Within 12 months | Provisions commercial claims
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	6,624,682	4,560,693
Within 12 months | Provisions tax claims
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	762,609	1,054,584
Within 12 months | Provisions labor-related
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	585,307	265,588
Within 12 months | Others
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	0	1,139,522
After 12 months | Financial guarantees and loan commitments
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	0	0
After 12 months | Provisions for termination plans
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	2,071,641	1,601,327
After 12 months | For administrative, disciplinary and criminal penalties
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	5,000	6,577
After 12 months | Other provisions
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	18,089,004	22,660,884
After 12 months | Provisions commercial claims
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	11,923,071	16,879,021
After 12 months | Provisions tax claims
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	793,844	507,816
After 12 months | Provisions labor-related
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	1,450,541	1,286,458
After 12 months | Others
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions	$ 3,921,548	$ 3,987,589